Pay vs Performance Disclosure - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	¥ 447,265	¥ 351,630	¥ 346,132